Securities Act Registration No. 333-239562

Investment Company Act Reg. No. 811-23581

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 2	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 3	[X]

Waycross Independent Trust

(Exact Name of Registrant as Specified in Charter)

4965 U.S. Highway 42, Suite 2900, Louisville, KY 40222

 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (502) 410-1912

Capitol Services, Inc.

1675 South State Street, Suite B, Dover, Delaware 19901

 (Name and Address of Agent for Service)

With Copies To:

Bo J. Howell	Matthew G. Bevin
Strauss Troy Co., LPA	Waycross Partners, LLP
150 E. 4th Street, 4th Floor	4965 U.S. Highway 42, Suite 2900
Cincinnati, Ohio 45202	Louisville, KY 40222

It is proposed that this filing will become effective:

[x] immediately upon filing pursuant to paragraph (b);

[ ] on (date) pursuant to paragraph (b);

[ ] 60 days after filing pursuant to paragraph (a)(1);

[ ] on (date) pursuant to paragraph (a)(1);

[ ] 75 days after filing pursuant to paragraph (a)(2); or

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 1 filed on June 28, 2021 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 2 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and the State of Ohio, on July 15, 2021.

Waycross Independent Trust

By:	*
Matthew Bevin, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	July 15, 2021
Matthew Bevin, Principal Executive and Financial Officer	Date

*	July 15, 2021
Larry Walker, Trustee	Date

*	July 15, 2021
William Chandler, Trustee	Date

*	July 15, 2021
John Chilton, Trustee	Date

*	July 15, 2021
Vivek Sarin, Trustee	Date

/s/Carol Highsmith	July 15, 2021
Carol Highsmith, Attorney in Fact*	Date

INDEX TO EXHIBITS

(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940)

------------------------------------------------------------

EXHIBIT NO.

UNDER PART C

OF FORM N-1A	NAME OF EXHIBIT
--------------------	--------------------
EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase